Non-controlling Interests ('NCI') and joint operations - Effect of Changes in Ownership Interests in Subsidiaries that did not Result in a Loss of Control (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of subsidiaries [line items]
Changes in NCI	₨ (2,342)	$ (31)
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Changes in NCI
BALCO [member]
Disclosure of subsidiaries [line items]
Changes in NCI
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Changes in NCI	₨ (2,342)	$ (31)